Employee Benefits - Summary of Long-Term Direct Employee Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Disclosure of long term direct employee benefits [abstract]
Beginning balance	$ 8,111,778	$ 10,158,036
Effect of translation	(518,180)	(493,795)
Increase of the year	2,528,224	1,750,831
Applications, Payments	(1,946,055)	(2,079,880)
Applications Applications, Reversals		(1,223,414)
Ending balance	$ 8,175,767	$ 8,111,778